SCHEDULE OF LEASE COST (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Amortization of Right of Use Assets - Finance Leases	$ 20		$ 47
Interest on Lease Liabilities - Finance Leases	3		7
Cash paid for operating lease liabilities	191	258	566	561
Operating lease expense	199	186	570	561
Variable lease expense	25	18	67	74
Short-term lease expense			$ 1	$ 167